NET INCOME/ (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2023
NET INCOME/ (LOSS) PER SHARE
NET INCOME/ (LOSS) PER SHARE

17.NET INCOME/ (LOSS) PER SHARE

The computation of basic and diluted net (loss)/income per share for the years ended December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands, except for share and per share data)
Numerator
Net (loss)/income attributable to ordinary shareholders of KANZHUN LIMITED	(1,235,139)	107,245	1,099,227
Denominator
Weighted average number of ordinary shares used in computing basic net (loss)/income per share	529,343,027	868,941,151	870,304,878
Dilutive effect of share-based awards	—	43,200,840	32,431,117
Weighted average number of ordinary shares used in computing diluted net (loss)/income per share	529,343,027	912,141,991	902,735,995
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(2.33)	0.12	1.26
—Diluted	(2.33)	0.12	1.22

As the Group incurred loss for the year ended December 31, 2021, the ordinary shares equivalents, including preferred shares, shares options and RSUs granted, were anti-dilutive and excluded from the computation of diluted net loss per share. The weighted average numbers of preferred shares and share options and RSUs excluded from the computation of diluted net loss per share for the year ended December 31, 2021 were 251,440,808 and 78,376,179, respectively.